Revenue - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
REVENUE FROM CONTRACTS WITH CUSTOMERS	$ 252,711	$ 419,888	$ 137,291
REVENUE FROM OTHER SOURCES	1,765	1,540	862
TOTAL	254,476	421,428	139,153
Products
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
REVENUE FROM CONTRACTS WITH CUSTOMERS	249,247	414,114	133,794
REVENUE FROM OTHER SOURCES	1,765	1,540	862
TOTAL	251,012	415,654	135,656
Services
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
REVENUE FROM CONTRACTS WITH CUSTOMERS	3,464	5,774	3,497
REVENUE FROM OTHER SOURCES	0	0	0
TOTAL	$ 3,464	$ 5,774	$ 3,497